Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation and amortization	$ 176	$ 12	$ 107	$ 17	$ 32